Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders equity
Schedule of equity

	Number
	of shares	Amount
Balance as at December 31, 2015	36,227,952	$455.8
Common shares issued under employee share purchase plan (note 22(a))	66,466	4.1
Common shares issued upon exercise of share-based compensation awards (note 22(b))	83,860	7.0
Balance as at December 31, 2016	36,378,278	466.9
Common shares issued as part of acquisition consideration of DigitalGlobe, net of share issuance costs (note 9)	19,644,240	1,071.1
Common shares issued under employee share purchase plan (note 22(a))	83,453	4.5
Common shares issued upon exercise of share-based compensation awards (note 22(b)&(c))	105,595	7.8
Balance as at December 31, 2017	56,211,566	$1,550.3

Schedule of dividend declared

	For the year ended
	December 31,
	2017	2016
C$1.48 per common share (2016 - C$1.48)	$47.4	$41.0